JPMorgan U.S. Small Company Fund Class L Average Annual Total Returns - L Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Class L
Prospectus [Line Items]
Average Annual Return, Percent	10.18%	7.56%	9.17%
Class L | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.27%	5.02%	7.26%
Class L | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	5.41%	6.98%